Credit Quality Indicator and Age Analysis of Past Due US Customer In-House Finance Receivables (Detail) (USD $) In Millions, unless otherwise specified	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Gross, Value	$ 1,453.8	$ 1,280.6	$ 1,155.5
Valuation Allowance, Value	(97.8)	(87.7)	(78.1)
Gross, Percentage	100.00%	100.00%	100.00%
Valuation Allowance, Percentage	6.70%	6.80%	6.80%
Performing Financing Receivable
Financing Receivable, Allowance for Credit Losses [Line Items]
Gross, Percentage	96.30%	96.40%	96.30%
Valuation Allowance, Percentage	3.20%	3.30%	3.20%
Performing Financing Receivable | Current | Aged 0-30 Days
Financing Receivable, Allowance for Credit Losses [Line Items]
Gross, Value	1,170.4	1,030.3	932.6
Valuation Allowance, Value	(36.3)	(33.8)	(28.9)
Performing Financing Receivable | Past Due | Aged 31 - 90 Days
Financing Receivable, Allowance for Credit Losses [Line Items]
Gross, Value	229.9	203.9	180.2
Valuation Allowance, Value	(8.0)	(7.5)	(6.5)
Nonperforming Financing Receivable
Financing Receivable, Allowance for Credit Losses [Line Items]
Gross, Percentage	3.70%	3.60%	3.70%
Valuation Allowance, Percentage	100.00%	100.00%	100.00%
Nonperforming Financing Receivable | Past Due | Aged More Than 90 Days
Financing Receivable, Allowance for Credit Losses [Line Items]
Gross, Value	53.5	46.4	42.7
Valuation Allowance, Value	$ (53.5)	$ (46.4)	$ (42.7)